Intangible Assets, Net (Details) - Schedule of Estimated Future Amortization Expense Related to Intangible Assets - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Intangible Assets, Net (Details) - Schedule of Estimated Future Amortization Expense Related to Intangible Assets [Line Items]
2024	$ 134,407
2025	51,254
2026	51,254
2027	51,254
2028	51,254
Thereafter	1,990,354
Intangible assets, net	$ 2,329,777	$ 6,890,738